ESG Managers Balanced Portfolio
ESG Managers Balanced Portfolio
Investment Objectives
The Balanced Portfolio's primary investment objective is to seek long-term capital appreciation.
As a secondary objective and to the extent consistent with its primary investment objective, the Balanced Portfolio seeks current income.
Fees & Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold Class A, Institutional Class or Class C shares of the Balanced Portfolio. You may qualify for sales charge discounts for Class A shares if you and your spouse or minor children invest, or agree to invest in the future, at least $50,000 in Class A shares of the Balanced Portfolio. More information about these and other discounts is available from your financial intermediary, under "Shareholder Guide—Sales Charges" on page 74 of this Prospectus and under "Distribution and Shareholder Services—Sales Charge Reductions and Waivers" in the Statement of Additional Information.

Shareholder Fees (Fees Paid Directly From Your Investment)
Shareholder Fees ESG Managers Balanced Portfolio	Class A		Institutional Class	Class C
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.50%		none	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of original purchase price or net asset value)	1.00%	[1]	none	1.00%	[2]
[1]	This charge applies to investors who purchase $1 million or more of Class A shares without an initial sales charge and redeem them within 18 months of purchase, with certain exceptions. See "Shareholder Guide-Sales Charges."
[2]	This charge applies to investors who purchase Class C shares and redeem them within one year of purchase, with certain exceptions. See "Shareholder Guide-Sales Charges."

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses ESG Managers Balanced Portfolio		Class A	Institutional Class	Class C
Management Fee		0.80%	0.80%	0.80%
Distribution and/or Service (Rule 12b-1) Fees		0.25%	none	1.00%
Other Expenses		1.97%	1.97%	1.97%
Acquired Fund Fees and Expenses	[1]	0.24%	0.24%	0.24%
Total Annual Fund Operating Expenses		3.26%	3.01%	4.01%
Contractual Reimbursements	[2]	(1.86%)	(1.86%)	(1.86%)
Net Annual Fund Operating Expenses		1.40%	1.15%	2.15%
[1]	Acquired Fund Fees and Expenses represent expenses indirectly borne by the Fund through its investment in other investment companies.
[2]	The Adviser has agreed contractually to reimburse a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses other than those attributable to advisory fees indirectly borne by the Fund through its investment in funds (other than exchange-traded funds) advised by the Adviser), as a percentage of its average net assets, do not exceed the following applicable rate (the "Cap") on an annualized basis on the Class A, Institutional Class and Class C shares, respectively: 1.24%, 0.99% and 1.99% . This reimbursement arrangement will continue in effect until at least December 31, 2015. If the Adviser reimburses expenses of a Fund pursuant to its Cap arrangement, the Adviser may recoup the amount of such reimbursement from such Fund at any time within three years after the year in which the Adviser incurred the reimbursement expense (the "Recovery Period") if, and only to the extent that, the Fund's annualized ordinary operating expense ratio is below the applicable Cap during the Recovery Period.

Example of Expenses

The table below is intended to help an investor compare the cost of investing in shares of the Balanced Portfolio with the cost of investing in other mutual funds.

The table assumes that an investor invests $10,000 in shares of the applicable Class for the time periods indicated and then redeems all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the Class's operating expenses remain the same throughout those periods. Although an investor's actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:

Expense Example ESG Managers Balanced Portfolio (USD $)	1 year	3 year	5 year	10 year
Class A	685	1,158	1,842	3,661
Institutional Class	117	567	1,242	3,052
Class C	318	869	1,734	3,973

Expense Example No Redemption (USD $)	1 year	3 year	5 year	10 year
ESG Managers Balanced Portfolio Class C	218	869	1,734	3,973

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in "Annual Fund Operating Expenses" or in the "Example of Expenses," affect the Balanced Portfolio's performance. During the Balanced Portfolio's most recent fiscal year, the Balanced Portfolio's portfolio turnover rate was 42% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Balanced Portfolio expects to invest (directly or indirectly through mutual funds and/or exchange-traded funds ("ETFs")) approximately 60-75% of its total assets in equity securities (e.g., stocks), and approximately 25-40% of its total assets in fixed income securities (e.g., corporate bonds, U.S. Treasury securities, agency securities and municipal bonds), depending on market conditions. The Balanced Portfolio may invest in domestic securities as well as securities of non-U.S. issuers, including investments in emerging markets, though it is not currently anticipated that a significant portion of its assets would be invested in emerging market securities.

The Adviser has engaged Morningstar Associates, LLC as a portfolio construction adviser to design an asset allocation strategy for the Balanced Portfolio. Morningstar Associates allocates portions of the Balanced Portfolio's assets (referred to as "sleeves") to one or more pooled investment vehicles, such as mutual funds or ETFs, and to one or more subadvisers ("Sleeve Subadvisers") engaged by the Adviser to implement the Balanced Portfolio's principal investment strategies for a sleeve. The pooled investment vehicles in which the Balanced Portfolio invests may or may not be managed by a Sleeve Subadviser. Morningstar Associates may adjust its allocations from time to time. Most of the Sleeve Subadvisers apply their own sustainability or environmental, social and governance ("ESG") criteria to their investments. The Adviser applies its own ESG criteria to the investments of those Sleeve Subadvisers that do not have their own ESG criteria.

Principal Risks

The Balanced Portfolio is exposed to various risks and you may have a gain or loss when you sell your shares. The principal risks of investing in the Balanced Portfolio are summarized below.

•  Market Risk. Conditions in a broad or specialized market, a sector thereof or an individual industry may adversely affect security prices, thereby reducing the value of the Fund's investments.

•  Interest Rate Risk. The value of debt securities tends to decrease when nominal interest rates rise. Longer-duration securities tend to be more sensitive to interest rate changes, and thus more volatile, than shorter-duration securities.

•  Credit Risk. Changing economic conditions may adversely affect an obligated entity's actual or perceived ability to pay interest or principal on a fixed income security when due, which in turn can adversely affect the price of or income derived from the security.

•  Allocation Risk. The allocation techniques and decisions of Morningstar Associates, LLC may not produce the desired results.

•  U.S. Government Securities Risk. U.S. government securities that are not issued or guaranteed by the U.S. Treasury are generally more susceptible to loss than are securities that are so issued or guaranteed.

•  Mortgage Risk. Mortgage related securities tend to become more sensitive to interest rate changes as interest rates rise, increasing their volatility. When interest rates decline, underlying borrowers may pay off their loans sooner than expected, forcing the Fund to reinvest disposition proceeds at lower prevailing interest rates.

•  Reinvestment Risk. Income from the fixed income portion of the Fund's investments may decline if the Fund is forced to invest the proceeds from matured, called or otherwise disposed of debt securities or convertible securities at interest rates that are below the Fund's earnings rate at that time.

•  Growth Securities Risk. Growth (equity) securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

•  Small- and Medium-Sized Company Risk. Securities of small- and medium-sized companies may have less liquidity and more volatile prices than securities of larger companies, which can make it difficult for the Fund to sell such securities at desired times or prices.

•  High Yield Securities Risk. High yield securities ("junk bonds") are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments when due. Investments in such securities tend to increase the Fund's exposure to interest rate risk, credit risk and liquidity risk.

•  Value Securities Risk. Value securities are securities the Adviser and/or a Sleeve Subadviser believes are selling at a price lower than their true value, perhaps due to adverse business developments or special risks. If that belief is wrong or remains unrecognized by the market, the price of the securities may decline or may not appreciate as anticipated.

•  Non-U. S. Securities Risk. Non-U.S. securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-U.S. markets may differ from U.S. markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-U.S. investments are also subject to the effects of local political, social, diplomatic or economic events.

•  Emerging Markets Securities Risk. Emerging market securities are likely to have greater exposure to Non-U.S. Securities Risk. In addition, emerging markets generally have less developed economies and securities markets, are more prone to rapid social, political and economic changes, have a higher risk of currency devaluation and have more volatile inflation rates than more developed countries.

•  Multi-Manager Risk. Because each Sleeve Subadviser makes independent investment decisions, such investment decisions may not complement one another, leading to unintended results. The use of multiple Sleeve Subadvisers may lead to higher portfolio turnover rates, higher transactions costs and/or disadvantageous tax consequences.

•  Turnover Risk. Frequent changes in the securities held by a Fund increases the Fund's transaction costs and may result in adverse tax consequences, which together may adversely affect the Fund's performance.

•  Inflation-Linked Security Risk. The price of an inflation-linked security tends to decrease when real interest rates increase and can increase when real interest rates decrease, and its interest payments are unpredictable. The inflation index used may not accurately measure the real inflation rate, which may cause the value of the securities to decline. Relevant pricing indices also may be discontinued, fundamentally altered in an adverse manner or substituted with alternative indices.

•  Acquired Funds Risk. Investments in shares of other investment companies ("acquired funds") are subject to the fees, expenses and risks of those acquired funds. The Fund may be limited in the extent to which it can invest in an acquired fund, and may have limited information about the acquired fund's investments, either of which may adversely affect the management of the Fund. If an acquired fund seeks to track the performance of an index, the value of the Fund's investment in such acquired fund also would fluctuate with the value of the index.

The foregoing descriptions are only summaries. Please see "Principal Risks" on page 47 for more detailed descriptions of the foregoing risks.

As with all mutual funds, investors may lose money by investing in the Balanced Portfolio.

Performance Information

The bar chart below presents the calendar year total returns for Class A shares of the Balanced Portfolio before taxes and sales charges. The bar chart is intended to provide some indication of the risk of investing in the Balanced Portfolio by showing changes in the Balanced Portfolio's performance from year to year. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Class A at NAV

Calendar Year End
For the periods shown in the bar chart:	Best quarter: 4th quarter 2011, 6.48%
Worst quarter: 3rd quarter 2011, -9.22%

Average Annual Total Returns
Periods Ended December 31, 2012

The performance table below presents the average annual total returns for Class A, Institutional Class and Class C shares of the Balanced Portfolio. The performance table is intended to provide some indication of the risks of investment in the Balanced Portfolio by showing how the Balanced Portfolio's average annual total returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds, each over a one-year period. After-tax performance is presented only for Class A shares of the Fund. After-tax returns for Institutional Class and Class C shares may vary. After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes. Actual after-tax returns will depend on a shareholder's own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-deferred arrangements (such as 401(k) plans and individual retirement accounts). As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Average Annual Returns ESG Managers Balanced Portfolio		Average Annual Returns, 1 Year	Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Class A	[1][2]	3.01%	3.84%	[3]	Jan. 04, 2010
Institutional Class	[1]	9.26%	6.04%	[3]	Jan. 04, 2010
Class C	[1][4]	8.17%	5.00%	[3]	Jan. 04, 2010
After Taxes on Distributions Class A	[1][2]	2.49%	3.31%	[3]
After Taxes on Distributions and Sales Class A	[1][2]	1.97%	3.01%	[3]
Blended Index	[5][6][7][8][9]	11.64%	7.73%	[3]	Jan. 04, 2010
Lipper Mixed-Asset Target Allocation Moderate Funds Index	[9][10]	11.74%	7.39%	[3]	Jan. 04, 2010
S&P 500 Index	[6][10]	16.00%	10.31%	[3]	Jan. 04, 2010
[1]	Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and other than for Class A shares, do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares. These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For more recent month-end performance data, please visit www.esgmanagers.com.
[2]	A 1.00% CDSC (contingent deferred sales charge) may be charged on any shares sold within 18 months of purchase over $1 million. Performance shown reflects the maximum sales load for the Fund's Class A Shares of 5.50%.
[3]	The Fund's inception date is January 4, 2010.
[4]	A 1.00% CDSC (contingent deferred sales charge) may be charged on shares redeemed within one year of purchase. Performance does not reflect the deduction of the CDSC, which, if reflected, would reduce the performance shown.
[5]	The MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI EAFE Index consisted of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Performance for the MSCI EAFE Index is shown "net", which includes dividend reinvestments after deduction of foreign withholding tax.
[6]	The S&P 500 Index is an index of large capitalization common stocks.
[7]	The Barclays U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities and asset-backed securities.
[8]	The Blended Index is composed of 42% S&P 500 Index, 18% MSCI EAFE (Net) Index and 40% Barclays U.S. Aggregate Bond Index.
[9]	The Lipper Mixed-Asset Target Allocation Moderate Funds Index tracks the results of the 30 largest mutual funds in the Lipper Mixed-Asset Target Allocation Moderate Funds Average. The Lipper Mixed-Asset Target Allocation Moderate Funds Average is a total return performance average of mutual funds tracked by Lipper, Inc. whose primary objective is to conserve principal by maintaining, at all times a mix of between 40%-60% equity securities, with the remainder invested in bonds, cash, and cash equivalents. The Lipper Mixed-Asset Target Allocation Moderate Funds Index is not what is typically considered to be an "index" because it tracks the performance of other mutual funds rather than changes in the value of a group of securities, a securities index or some other traditional economic indicator.
[10]	Unlike the Balanced Portfolio, the Blended Index, the Lipper Mixed-Asset Target Allocation Moderate Funds Index and the S&P 500 Index are not investments, are not professionally managed, have no policy of sustainable investing and (with the exception of the Lipper Mixed-Asset Target Allocation Moderate Funds Index) do not reflect deductions for fees, expenses or taxes.